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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Kurt F. Somerville
Name of Institutional Investment Manager

Hemenway & Barnes   60 State Street   Boston,   MA        02109
Business Address    (Street)          (City)    (State)   (Zip)

(617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of August, 2004.


                                     Kurt F. Somerville
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
-----                          -------------
1. Michael B. Elefante (18)*      28-06281

2. Timothy F. Fidgeon (17)*       28-06169

3. Roy A. Hammer (14)*            28-5798

4. Lawrence T. Perera (26)*       28-06167

5. Michael J. Puzo (25)*          28-06165

6.
   -------------------------   -------------
7.
   -------------------------   -------------
8.
   -------------------------   -------------
9.
   -------------------------   -------------
10.
   -------------------------   -------------

*    Refers to manager number on attached detail in Item 7.

AS OF: JUNE 30, 2004           FORM 13F           SEC FILE # KURT S. SOMERVILLE/

                                                                                                                 ITEM 8:
                                                                         ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            -------------------
          ITEM 1:                   ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)    (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE      AMOUNT    (A) (B) (C)  MANAGERS  SOLE   SHARES  NONE
       --------------           --------------  ---------  -----------  ---------  -----------  --------  ----   ------  ----
ABBOTT LABS                     COMMON STOCK    002824100      1566121      38423           xx                    38423
ALCOA INC                       COMMON STOCK    013817101       264240       8000           xx                     8000
AMERICAN EXPRESS CO             COMMON STOCK    025816109       266405       5185           xx                     5185
AMERICAN INTERNATIONAL          COMMON STOCK    026874107       843599      11835           xx                    11835
   GROUP INC.
AMGEN INC.                      COMMON STOCK    031162100      2259253      41401           xx                    41401
ANALOG DEVICES, INC.            COMMON STOCK    032654105      1714042      36407           xx                    36407
APTARGROUP INC                  COMMON STOCK    038336103       971010      22225           xx                    22225
AUTOMATIC DATA PROCESSING       COMMON STOCK    053015103      1337689      31941           xx                    31941
AVERY DENNISON CORP.            COMMON STOCK    053611109      2125708      33209           xx                    33209
BP PLC ADR                      COMMON STOCK    055622104      3652349      68179           xx                    68179
BANK OF AMERICA CORP.           COMMON STOCK    060505104       749987       8863           xx                     8863
BEA SYSTEMS INC.                CORPORATE       073325AD4      3182431    3235000           xx                  3235000
                                BONDS
BERKSHIRE HATHAWAY INC.         CLASS A         084670108       889500         10           xx                       10
BERKSHIRE HATHAWAY INC.         CLASS B         084670207       715110        242           xx                      242
BIOMET INC                      COMMON STOCK    090613100       882134      19850           xx                    19850
BOEING COMPANY                  COMMON STOCK    097023105       245232       4800           xx                     4800

AS OF: JUNE 30, 2004           FORM 13F           SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE   SHARES   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
BOTTOMLINE TECHNOLOGIES INC.    COMMON STOCK     101388106        155820       14700            xx                      14700
BRISTOL-MYERS SQUIBB CO.        COMMON STOCK     110122108        414075       16901            xx                      16901
BURLINGTON NORTHERN SANTA FE    COMMON STOCK     12189T104        342564        9768            xx                       9768
   CORP
BURLINGTON RESOURCES INC.       COMMON STOCK     122014103        441830       12212            xx                      12212
CANADIAN NATIONAL RAILWAY CO.   COMMON STOCK     136375102       1566494       35937            xx                      35937
CHEVRONTEXACO CORP.             COMMON STOCK     166764100       2257511       23988            xx                      23988
CISCO SYS INC.                  COMMON STOCK     17275R102       1131296       47734            xx                      47734
COCA COLA CO.                   COMMON STOCK     191216100        838069       16602            xx                      16602
COGNEX                          COMMON STOCK     192422103        366830        9533            xx                       9533
COMCAST CORP.                   SPL A            20030N200        225574        8170            xx                       8170
DIEBOLD INC.                    COMMON STOCK     253651103        200166        3786            xx                       3786
WALT DISNEY COMPANY             COMMON STOCK     254687106        266371       10450            xx                      10450
DOW CHEMICAL CO.                COMMON STOCK     260543103        264550        6500            xx                       6500
DOW JONES & CO INC              CLASS B          260561204        292519        6486            xx                       6486
                                (RESTRICTED)
E I DU PONT DE NEMOURS & CO.    COMMON STOCK     263534109        652974       14700            xx                      14700

AS OF: JUNE 30, 2004           FORM 13F           SEC FILE # KURT S. SOMERVILLE/

                                                                                                                 ITEM 8:
                                                                         ITEM 5:     ITEM 6:                VOTING AUTHORITY
                                                 ITEM 3:     ITEM 4:    SHARES OR   INVESTMENT            --------------------
          ITEM 1:                   ITEM 2:       CUSIP    FAIR MARKET  PRINCIPAL   DISCRETION   ITEM 7:   (A)     (B)    (C)
       NAME OF ISSUER           TITLE OF CLASS    NUMBER      VALUE      AMOUNT    (A) (B) (C)  MANAGERS  SOLE   SHARES  NONE
       --------------           --------------  ---------  -----------  ---------  -----------  --------  ----  -------  ----
E M C CORP.                     COMMON STOCK    268648102       824539      72328           xx                    72328
EATON VANCE CORP.               COMMON STOCK    278265103       246455       6450           xx                     6450
EMERSON ELECTRIC CO.            COMMON STOCK    291011104      2072556      32613           xx                    32613
ENCANA CORP.                    COMMON STOCK    292505104      2024636      46910           xx                    46910
EXXON MOBIL CORP.               COMMON STOCK    30231G102      6214025     139924           xx                   139924
FUEL CELL ENERGY INC.           COMMON STOCK    35952H106       445592      38150           xx                    38150
GANNETT CO.                     COMMON STOCK    364730101       284248       3350           xx                     3350
GENERAL ELECTRIC CO.            COMMON STOCK    369604103      1938200      59821           xx                    59821
HELMERICH & PAYNE INC.          COMMON STOCK    423452101       298764      11425           xx                    11425
I M S HEALTH INC.               COMMON STOCK    449934108       246120      10500           xx                    10500
ILLINOIS TOOL WORKS INC.        COMMON STOCK    452308109       239725       2500           xx                     2500
INTEL CORPORATION               COMMON STOCK    458140100      3797208     137580           xx                   137580
INTL BUSINESS MACHINES          COMMON STOCK    459200101      1688337      19153           xx                    19153
INTERNATIONAL PAPER CO.         COMMON STOCK    460146103       357600       8000           xx                     8000
IVAX CORP                       CORPORATE       465823AG7      3168000    3200000           xx                  3200000
                                BONDS
JEFFERSON-PILOT CORP.           COMMON STOCK    475070108      3784600      74500           xx                    74500

AS OF: JUNE 30, 2004           FORM 13F           SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                            ITEM 5:      ITEM 6:                  VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR    INVESTMENT              --------------------
          ITEM 1:                   ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL    DISCRETION    ITEM 7:    (A)     (B)     (C)
       NAME OF ISSUER           TITLE OF CLASS     NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE   SHARES   NONE
       --------------           --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
JOHNSON & JOHNSON               COMMON STOCK     478160104       3662832       65760            xx                      65760
KOPIN                           COMMON STOCK     500600101        535589      104812            xx                     104812
LIBERTY MEDIA CORP.             SER A            530718105        101470       11287            xx                      11287
ELI LILLY & CO.                 COMMON STOCK     532457108        682112        9757            xx                       9757
M B N A CORP.                   COMMON STOCK     55262L100        286450       11107            xx                      11107
THE MCCLATCHY CO                COMMON STOCK     579489105        242018        3450            xx                       3450
MERCK & CO. INC.                COMMON STOCK     589331107       2951650       62140            xx                      62140
MICROSOFT CORP.                 COMMON STOCK     594918104       1864825       65295            xx                      65295
NOKIA CORP ADR A                COMMON STOCK     654902204        757723       52113            xx                      52113
NUVEEN PFD & CONV INCOME        MUTUAL FUNDS     67073D102        129000       10000            xx                      10000
   FUND 2
ORACLE CORP.                    COMMON STOCK     68389X105        408447       34237            xx                      34237
PEPSICO INC.                    COMMON STOCK     713448108       1231805       22862            xx                      22862
PFIZER INC.                     COMMON STOCK     717081103       2064136       60214            xx                      60214
PROCTER & GAMBLE CO.            COMMON STOCK     742718109       2201771       40444            xx                      40444
SCHLUMBERGER LTD                COMMON STOCK     806857108        249086        3922            xx                       3922
SEPRACOR INC                    COMMON STOCK     817315104        365327        6906            xx                       6906
J M SMUCKER CO NEW              COMMON STOCK     832696405       1777222       38711            xx                      38711
SNAP ON INC                     COMMON STOCK     833034101        875487       26095            xx                      26095

AS OF: JUNE 30, 2004           FORM 13F           SEC FILE # KURT S. SOMERVILLE/

                                                                                                                       ITEM 8:
                                                                            ITEM 5:     ITEM 6:                   VOTING AUTHORITY
                                                  ITEM 3:      ITEM 4:     SHARES OR   INVESTMENT               --------------------
           ITEM 1:                  ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   DISCRETION     ITEM 7:    (A)    (B)      (C)
        NAME OF ISSUER          TITLE OF CLASS     NUMBER       VALUE       AMOUNT     (A) (B) (C)   MANAGERS   SOLE   SHARES   NONE
        --------------          --------------   ---------   -----------   ---------   -----------   --------   ----   ------   ----
STATE STREET CORP.              COMMON STOCK     857477103       1360173       27736            xx                      27736
3 M COMPANY                     COMMON STOCK     88579Y101       2784279       30933            xx                      30933
U S BANCORP                     COMMON STOCK     902973304        504348       18300            xx                      18300
UNION PACIFIC CORP.             COMMON STOCK     907818108        270914        4557            xx                       4557
VERIZON COMMUNICATIONS INC.     COMMON STOCK     92343V104        251738        6956            xx                       6956
WELLS FARGO & CO. (NEW)         COMMON STOCK     949746101        462933        8089            xx                       8089
WYETH                           COMMON STOCK     983024100        714630       19763            xx                      19763
INGERSOLL RAND LTD. CL A        COMMON STOCK     G4776G101        399614        5850            xx                       5850
TOTAL:                                                        85,847,637